Capital and Reserves	12 Months Ended
Dec. 31, 2024
Capital and Reserves [Abstract]
CAPITAL AND RESERVES
12	CAPITAL AND RESERVES

	2024			2023			2022
	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587
Issuance of class A shares in connection with IPO	1,125,000	-	4,500,000	800,000	-	1,600,000	6,795,887	-	212,450
Issuance of class A shares to employees （2023 Share incentive plan）	2,400,000	-	-
Issuance of class A shares to individual consultants	900,000	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	205,250
Conversion of a convertible loan	-	-	-	1,911,170	-	736,113	-	-	-
Share Repurchase	(1,832,700)
Offering costs	-	-	(2,783,744)	-	-	-	-	-	-
As at end of year	36,097,550	5,000,000	5,280,406	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037

Holders of class A shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The holder of class B shares is not entitled to dividends as declared from time to time and is entitled to twenty (20) vote per share at general meeting of the Company.

In September 2022, the general meeting of shareholders approved the issue of 6,750,881 class A shares at a price of S$1.00 per share.

Additionally, 22,503 and 22,503 class A shares were issued as a result of the establishment of YY Circle Sdn Bhd and Hong Ye Maintenance (MY) Sdn Bhd on July 22, 2022 and November 8, 2022, respectively.

On February 21, 2023, the Group issued 800,000 class A shares to V Capital Quantum Sdn Bhd at a price of $2.00 per shares in exchange for the IPO related consultation service fee received for the year ended December 31, 2023. The Company recognized it as deferred IPO cost over the service period.

On February 28, 2023, the Group and Mr. Tan Soo Seng (“Lender”) agreed and signed a Notice to terminate the Convertible Loan Agreement, with effect on February 28, 2023. The Company issued 1,911,170 or 4.99% class A shares under the Company to the Lender.

On April 24, 2024, the Company closed the initial public offering of its 1,125,000 Class A ordinary shares, no par value. The Shares were priced at $4.00 per share, and the IPO was conducted on a firm commitment basis.

On April 24, 2024, the Company issued an underwriter’s warrant to US Tiger Securities, Inc., granting the right to purchase 56,250 Class A ordinary shares.

For the year ended December 31, 2024, a total of 2,605,250 Class A ordinary shares were issued as part of share-based compensation to attract and retain employees as a bonus in connection with successful IPO and a total of 900,000 Class A ordinary shares were issued to individual consultants to help the Company form and execute its business development strategy. (see Note 18)

ii)	Nature and purpose of reserves

a)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b)	Share based compensation reserves

Share-based compensation reserves represent the equity set aside for stock-based payments to employees, executives, and consultants. These reserves arise when a company grants shares or stock options as part of its compensation strategy, recording them as an expense with a corresponding increase in equity. The primary purpose of share-based compensation reserves is to attract, retain, and incentivize key personnel while aligning their interests with the company’s long-term growth. Additionally, it helps preserve cash by offering equity instead of cash payments and serves as a performance-based reward system. Companies also use these reserves to compensate external consultants or advisors, supporting business development and strategic initiatives.

c)	Treasury Shares reserve

On September 13, 2024, the Company entered into a share sale agreement with V Capital Consulting Limited to purchase 1,832,700 Class A Shares of the Company for a total purchase consideration of US$1,298,250, which consists of US$1,012,458 in cash plus a settlement of US$285,792 previously owed by the Vendor to the Company. The Vendor is not a related party with the Company and the Share Purchase was negotiated at arm’s length. The Share Purchase was completed on September 19, 2024.